Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2013
Intangible assets, net [Abstract]
Schedule of Components of Intangible Assets, Net
	March 31,
	2012	2013	2013
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	22,320
Less: Accumulated amortization	(8,837)	(13,458)	(2,166)
Total intangible assets, net	129,791	125,170	20,154

Schedule of Estimated Amortization Expenses

Estimated amortization expenses for the years afterwards are:

	March 31, 2013
	RMB	US$
Fiscal years ending March 31,
2014	4,621	744
2015	4,621	744
2016	4,621	744
2017	4,621	744
2018 and thereafter	106,686	17,178
Total amortization expenses	125,170	20,154